INVENTORIES	12 Months Ended
Dec. 31, 2011
INVENTORIES
5.	INVENTORIES

Inventories consisted of the following:

	December 31,
	2010	2011
Raw materials	$16,525	$6,924
Finished goods	1,189	980
Work in progress	31	80

	$17,745	$7,984

Inventories were written down for $409, $2,186 and $10,504 and charged to income during 2009, 2010 and 2011, respectively. The write down of inventory during the years ended December 31, 2009, 2010 and 2011 was mainly related to the technologically out-of-dated and obsolete inventories that are no longer suitable for future productions, due to rapid advancement in mobile phone technology and change in market preference.

Movement of provision for inventory written down was as follows:

	December 31,
	2009	2010	2011
Balance at beginning of the year	$1,987	$2,373	$4,690
Charge to expenses	409	2,186	10,504
Written-off	—	—	(13,690)
Exchange difference	(23)	131	481

Balance at end of the year	$2,373	$4,690	$1,985